Principal joint ventures - Summary of joint ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Group interest (%)	30.00%
Minera Escondida Limitada | BHP Billiton
Disclosure of joint ventures [line items]
Group interest (%)	57.50%
Sohar
Disclosure of joint ventures [line items]
Group interest (%)	20.00%